Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2016	2015	2014
Deferred compensation expense (CHF million)
Share awards	628	852	939
Performance share awards	370	563	611
Contingent Capital Awards	235	430	214
Contingent Capital share awards	30	–	–
Capital Opportunity Facility awards	13	16	13
Plus Bond awards [1]	5	22	36
2011 Partner Asset Facility awards [2]	0	2	7
Restricted Cash Awards	0	39	92
Scaled Incentive Share Units [3]	0	0	(3)
2008 Partner Asset Facility awards [4]	13	34	87
Other cash awards	335	414	404
Discontinued operations	0	0	(8)
Total deferred compensation expense	1,629	2,372	2,392

Total shares delivered (million)
Total shares delivered	42.1	44.4	37.1
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the Contingent Capital Awards conversion.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2016
Estimated unrecognized compensation expense (CHF million)
Share awards	445
Performance share awards	119
Contingent Capital Awards	109
Contingent Capital share awards	24
Other cash awards	181
Total	878

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2017 for 2016.

Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2016	2015	2014
Contingent Capital Awards granted for previous years
CCA awarded (CHF million)	229	226	360

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2016		2015			2014
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	80.3	21.58	77.1		28.64	72.9	30.09
Granted	39.7	17.47	47.5	[1]	16.67	37.6	27.60
Settled	(37.7)	22.64	(40.3)		29.00	(29.5)	30.43
Forfeited	(9.1)	21.87	(4.0)		24.29	(3.9)	32.20
Balance at end of period	73.2	18.77	80.3		21.58	77.1	28.64
of which vested	8.1	–	4.7		–	6.2	–
of which unvested	65.1	–	75.6		–	70.9	–
1
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted for previous years
For compensation year	2016		2015		2014
Share awards granted for previous years
Shares awarded (million)	37.8		28.8		37.2
Value of shares awarded (CHF million)	566		549		642
Fair value of each share awarded (CHF)	15.42	[1]	18.62	[1]	16.94	[2]
1 Based on the Group’s share price on the grant date.
2 Based on the Group’s share price on the grant date discounted for future expected dividends.

Stock compensation plan | Contingent Capital share awards
Share-based compensation disclosures
Share-based award activities
Contingent Capital share award activities
2016
Contingent Capital share awards (million)
Balance at beginning of period	–
Granted	16.4
Settled	(2.6)
Forfeited	(0.3)
Balance at end of period	13.5
of which vested	1.0
of which unvested	12.5

Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Blocked share awards granted for previous years
For compensation year	2016	2015	2014
Blocked share awards granted for previous years
Shares awarded (million)	2.5	0.6	1.6
Value of shares awarded (CHF million)	37	12	36

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2016		2015			2014
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	55.9	21.01	48.2		26.89	41.4	25.51
Granted	21.4	18.62	32.5	[1]	16.11	24.3	28.13
Settled	(26.5)	22.67	(23.4)		26.24	(16.0)	25.27
Forfeited	(2.4)	19.64	(1.4)		21.75	(1.5)	26.28
Balance at end of period	48.4	19.11	55.9		21.01	48.2	26.89
of which vested	6.8	–	3.3		–	3.3	–
of which unvested	41.6	–	52.6		–	44.9	–
1
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2016		2015		2014
Performance share awards granted for previous years
Performance shares awarded (million)	29.7		21.3		30.7
Value of performance shares awarded (CHF million)	451		429		529
Fair value of each performance share awarded (CHF)	15.42	[1]	18.62	[1]	16.94	[2]
1 Based on the Group’s share price on the grant date.
2 Based on the Group’s share price on the grant date discounted for future expected dividends.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2016	2015	2014
Deferred compensation expense (CHF million)
Share awards	623	849	935
Performance share awards	369	562	610
Contingent Capital Awards	234	429	213
Contingent Capital share awards	30	–	–
Capital Opportunity Facility awards	13	16	13
Plus Bond awards [1]	5	22	36
2011 Partner Asset Facility awards [2]	0	2	7
Restricted Cash Awards	0	39	92
Scaled Incentive Share Units [3]	0	0	(3)
2008 Partner Asset Facility awards [4]	13	34	87
Other cash awards	331	398	394
Discontinued operations	0	0	(8)
Total deferred compensation expense	1,618	2,351	2,376

Total shares delivered (million)
Total shares delivered	41.5	43.8	36.5
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the Contingent Capital Awards conversion.
3 Including forfeitures and downward adjustments according to the plan terms and conditions.
4 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2016
Estimated unrecognized compensation expense (CHF million)
Share awards	441
Performance share awards	119
Contingent Capital Awards	109
Contingent Capital share awards	24
Other cash awards	162
Total	855

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2017 for 2016.

Bank | Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2016	2015	2014
Contingent Capital Awards granted for previous years
CCA awarded (CHF million)	228	217	355

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2016		2015			2014
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	78.9	21.56	76.5		28.63	72.2	30.07
Granted	38.0	17.59	46.1	[1]	16.49	37.3	27.60
Settled	(37.1)	22.68	(39.8)		29.02	(29.1)	30.41
Forfeited	(9.1)	21.88	(3.9)		24.03	(3.9)	32.24
Balance at end of period	70.7	18.78	78.9		21.56	76.5	28.63
of which vested	8.1	–	4.7		–	6.1	–
of which unvested	62.6	–	74.2		–	70.4	–
1
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted for previous years
For compensation year	2016	2015	2014
Share awards granted for previous years
Shares awarded (million)	37.5	28.7	36.9
Value of shares awarded (CHF million)	562	547	636

Bank | Stock compensation plan | Contingent Capital share awards
Share-based compensation disclosures
Share-based award activities
Contingent Capital share award activities
2016
Contingent Capital share awards
Balance at beginning of period	–
Granted	15.5
Settled	(2.5)
Forfeited	(0.3)
Balance at end of period	12.7
of which vested	1.0
of which unvested	11.7

Bank | Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Blocked share awards granted for previous years
For compensation year	2016	2015	2014
Blocked share awards granted for previous years
Shares awarded (million)	2.4	0.6	1.5
Value of shares awarded (CHF million)	37	12	35

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2016		2015			2014
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	55.3	21.01	47.5		26.89	40.7	25.51
Granted	21.3	18.62	32.1	[1]	16.11	24.0	28.13
Settled	(26.3)	22.66	(23.0)		26.25	(15.8)	25.27
Forfeited	(2.3)	18.98	(1.3)		21.78	(1.4)	26.28
Balance at end of period	48.0	19.12	55.3		21.01	47.5	26.89
of which vested	6.8	–	3.3		–	3.2	–
of which unvested	41.2	–	52.0		–	44.3	–
1
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2016	2015	2014
Performance share awards granted for previous years
Performance shares awarded (million)	29.5	21.2	30.3
Value of performance shares awarded (CHF million)	448	427	523